Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Common Stock, Shares Outstanding	119,805,636
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	No
Entity Voluntary Filers	No
Entity Central Index Key	0001398453
Entity Current Reporting Status	Yes
Amendment Flag	false
Trading Symbol	XIN